ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Schedule of major classes of assets and liabilities held for sale) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Assets held for sale
Cash	$ 448		$ 381
Discontinued Operations, Held-for-Sale [Member] | Share Purchase Agreement [Member] | Lisan Farma Colombia LLC [Member] | Colombian related subsidiaries and Colombian assets [Member]
Assets held for sale
Cash	448	$ 602
Trade and amounts receivable	633	1,592
Prepaid expenses and other current assets	115	174
Inventory	582	1,341
Total current assets held for sale	1,778	3,709
Property, plant and equipment	0	3,592
Operating lease right of use assets	0	419
Intangible assets	0	358
Other assets	0	23
Total noncurrent assets held for sale	0	4,392
Total assets held for sale	1,778	8,101
Liabilities held for sale
Current portion of long-term debt	38	0
Current portion of operating lease liability	370	72
Other accrued liabilities	767	538
Total current liabilities held for sale	1,175	610
Non-current operating lease liability	0	308
Total liabilities held for sale	$ 1,175	$ 918